Fair Value of Financial Instruments (Details 1) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Investment Fair Value		$ 22,172		$ 25,095
Senior Secured Loans First Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment Fair Value		$ 21,188		$ 24,740
Valuation Techniques		Yield analysis	[1]	Yield analysis	[2]
Unobservable Inputs		Yield	[3]	Yield	[4]
Weighted Average Input Value		14.30%		12.52%
Impact to Valuation from an Increase in Input		Decrease	[5]	Decrease	[6]
Senior Secured Loans First Lien [Member] | Minimum [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Weighted average input value range		9.76%	[7]	1.01%	[8]
Senior Secured Loans First Lien [Member] | Maximum [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Weighted average input value range		20.93%	[7]	16.04%	[8]
Equity Other [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment Fair Value		$ 11		$ 79
Valuation Techniques		Market comparable	[1]	Market comparable	[2]
Unobservable Inputs		Cash Flow Multiple	[3]	Cash Flow Multiple	[4]
Impact to Valuation from an Increase in Input		Increase	[5]	Increase	[6]
Equity Other One [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Valuation Techniques		Market comparable	[1]	Market comparable	[2]
Unobservable Inputs		Oil production multiple (5)	[3],[9]	Oil production multiple (5)	[4],[10]
Impact to Valuation from an Increase in Input		Increase	[5]	Increase	[6]
Equity Other Tow [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Valuation Techniques		Market comparable	[1]	Market comparable	[2]
Unobservable Inputs		Oil reserve multiple (6)	[3],[11]	Oil reserve multiple (6)	[4],[12]
Impact to Valuation from an Increase in Input		Increase	[5]	Increase	[6]
Equity Other Three [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment Fair Value		$ 401		$ 276
Valuation Techniques		Discounted cash flow	[1]	Discounted cash flow	[2]
Unobservable Inputs		Discount Rate	[3]	EBITDA multiple	[4]
Weighted Average Input Value		17.63%
Weighted average input value range	[7]	17.63%
Impact to Valuation from an Increase in Input		Decrease	[5]	Increase	[6]
Equity Other Four [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Investment Fair Value		$ 572
Valuation Techniques		Yield analysis	[1]	Discounted cash flow	[2]
Unobservable Inputs		Yield	[3]	Discount Rate	[4]
Weighted Average Input Value		30.84%		20.00%
Weighted average input value range		30.84%	[7]	20.00%	[8]
Impact to Valuation from an Increase in Input		Decrease	[5]	Decrease	[6]

[1]	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.
[2]	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.
[3]	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of June 30, 2023, the Master Fund had investments of this nature measured at fair value totaling $1.2 million.
[4]	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of December 31, 2022, the Master Fund had investments of this nature measured at fair value totaling $0.5 million.
[5]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.
[6]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.
[7]	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.
[8]	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.
[9]	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).
[10]	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).
[11]	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).
[12]	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).